Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2025-05-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis	As required pursuant to the listing standards of the Nasdaq Listing Rules, Rule 10D under the Exchange Act and Rule 10D-1 under the Exchange Act, the Compensation Committee of the Board of Directors has adopted a compensation recovery policy, also known as a clawback policy (the “Compensation Recovery Policy”). The Compensation Recover Policy comes into play in the event that the Company is required to restate its financial statements for any fiscal year, and requires the Company to recover the incremental portion of incentive-based compensation received by any officer that was in excess of the amount they would have received had their incentive compensation been determined based on the restated financial statements. Events requiring a restatement of financial statements would include the material noncompliance of the Company with any financial reporting requirements under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period.